Prepaid Expenses And Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2013
Prepaid Expenses And Other Current Assets [Abstract]
Schedule Of Prepaid Expenses And Other Current Assets

	2013	2012

Prepaid expenses and taxes.................................................................	$94,358	$86,249
Promotion items.....................................................................................	14,786	14,899
	$109,144	$101,148